Parties-in-interest Transactions - Additional Information (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative fees	$ 138,028
Dividends on Company common stock	2,908,486
EPIC Retirement Plan Services
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative fees	138,028
GreatBanc Trust Company
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Trustee fees	70,000
BankPlus Wealth Management
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Commissions paid by plan sponsor	$ 119,277